SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 15, 2019	Dec. 31, 2018	Sep. 30, 2018
Stock subscription receivable		$ 25,000
Subsequent Event [Member]
Stock subscription receivable	$ 25,000